UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08364

Buffalo Balanced Fund, Inc.
(Exact name of registrant as specified in charter)

5420 West 61st Place
Shawnee Mission, KS 66205
(Address of principal executive offices) (Zip code)

Kent W. Gasaway
5420 West 61st Place
Shawnee Mission, KS 66205
(Name and address of agent for service)

(913) 384-1513
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2007

Date of reporting period: December 31, 2006

Item 1. Schedule of Investments.

Buffalo Balanced Fund
Schedule of Investments
December 31, 2006 (Unaudited)

Shares or
Face Amount				Value
	COMMON STOCKS - 64.88%
	Consumer Discretionary - 2.19%
	Auto Components - 0.47%
30,500	Modine Manufacturing Co.			$763,415

	Hotels, Restaurants & Leisure - 1.01%
20,000	Harrah's Entertainment, Inc.			1,654,400

	Leisure Equipment & Products - 0.71%
45,000	Eastman Kodak Co.			1,161,000
	Total Consumer Discretionary			3,578,815

	Consumer Staples - 9.84%
	Beverages - 3.32%
80,000	The Coca-Cola Co.			3,860,000
25,000	PepsiCo, Inc.			1,563,750
				5,423,750
	Food & Staples Retailing - 1.13%
35,000	Costco Wholesale Corp.			1,850,450

	Food Products - 3.77%
70,000	ConAgra Foods, Inc.			1,890,000
23,000	Del Monte Foods Co.			253,690
30,000	General Mills, Inc.			1,728,000
20,000	Kellogg Co.			1,001,200
25,000	Wm. Wrigley Jr. Co.			1,293,000
				6,165,890

	Household Products - 1.62%
30,000	Colgate-Palmolive Co.			1,957,200
10,000	Kimberly-Clark Corp.			679,500
				2,636,700
	Total Consumer Staples			16,076,790

	Energy - 21.44%
	Energy Equipment & Services - 2.17%
11,742	Eagle Geophysical, Inc. (a)(b)			287,679
50,000	Patterson-UTI Energy, Inc.			1,161,500
20,000	Schlumberger Ltd.			1,263,200
20,000	Weatherford International Ltd. (a)			835,800
				3,548,179

	Oil & Gas - 19.27%
50,000	Anadarko Petroleum Corp.			2,176,000
30,000	Apache Corp.			1,995,300
50,000	BP PLC, ADR			3,355,000
70,000	ChevronTexaco Corp.			5,147,100
90,000	ConocoPhillips			6,475,500
40,000	Exxon Mobil Corp.			3,065,200
40,000	Frontier Oil Corp.			1,149,600
30,000	Hess Corp.			1,487,100
35,000	Marathon Oil Corp.			3,237,500
43,000	Suncor Energy, Inc.			3,393,130
				31,481,430
	Total Energy			35,029,609

	Financials - 9.26%
	Commercial Banks - 1.27%
13,000	Marshall & Ilsley Corp.			625,430
10,000	Northern Trust Corp.			606,900
20,000	Wilmington Trust Corp.			843,400
				2,075,730

	Diversified Financial Services - 3.32%
80,000	Citigroup, Inc.			4,456,000
20,000	JPMorgan Chase & Co.			966,000
				5,422,000
	Insurance - 4.67%
50,000	The Allstate Corp.			3,255,500
40,000	The Chubb Corp.			2,116,400
50,000	Cincinnati Financial Corp.			2,265,500
				7,637,400
	Total Financials			15,135,130

	Health Care - 5.23%
	Health Care Equipment & Supplies - 0.57%
20,000	Baxter International, Inc.			927,800

	Pharmaceuticals - 4.66%
60,000	Abbott Laboratories			2,922,600
20,000	Eli Lilly & Co.			1,042,000
25,000	GlaxoSmithKline PLC, ADR			1,319,000
20,000	Johnson & Johnson			1,320,400
20,000	Wyeth			1,018,400
				7,622,400
	Total Health Care			8,550,200

	Industrials - 8.33%
	Aerospace & Defense - 2.76%
20,000	Lockheed Martin Corp.			1,841,400
20,000	Northrop Grumman Corp.			1,354,000
21,000	United Technologies Corp.			1,312,920
				4,508,320

	Airlines - 0.28%
30,000	Southwest Airlines Co.			459,600

	Commercial Services & Supplies - 2.83%
100,000	Pitney Bowes, Inc.			4,619,000

	Industrial Conglomerates - 2.46%
100,000	General Electric Co.			3,721,000
5,300	ITT Corp.			301,146
				4,022,146
	Total Industrials			13,609,066

	Information Technology - 7.58%
	Computers & Peripherals - 1.78%
30,000	International Business Machines Corp.			2,914,500

	Semiconductor & Semiconductor Equipment - 3.61%
100,000	Applied Materials, Inc.			1,845,000
200,000	Intel Corp.			4,050,000
				5,895,000

	Software - 2.19%
120,000	Microsoft Corp.			3,583,200
	Total Information Technology			12,392,700

	Utilities - 1.01%
	Electric Utilities - 0.49%
20,000	OGE Energy Corp.			800,000

	Multi-Utilities & Unregulated Power - 0.52%
8,000	Kinder Morgan, Inc.			846,000
	Total Utilities			1,646,000

	TOTAL COMMON STOCKS (Cost $79,540,233)			106,018,310

	CORPORATE BONDS - 25.31%
	Consumer Discretionary - 6.16%
	Automobiles - 2.45%
	Ford Motor Credit Company
$4,000,000	7.375%, 10/28/2009			4,011,032

	Hotels, Restaurants & Leisure - 0.47%
	Circus Circus
55,000	7.625%, 07/15/2013			54,038
	Mikohn Gaming Corp.
692,000	11.875%, 08/15/2008			716,005
				770,043

	Leisure Equipment & Products - 0.61%
	Eastman Kodak Co.
1,000,000	7.250%, 11/15/2013			999,131

	Media - 0.07%
	Fisher Communications, Inc.
100,000	8.625%, 09/15/2014			106,500

	Specialty Retail - 0.62%
	FTD, Inc.
1,000,000	7.750%, 02/15/2014			1,006,250

	Textiles, Apparel & Luxury Goods - 1.94%
	Interface, Inc.
3,000,000	9.500%, 02/01/2014			3,165,000
	Total Consumer Discretionary			10,057,956

	Consumer Staples - 2.52%
	Food Products - 1.28%
	Pilgrim's Pride Corp.
2,000,000	9.250%, 11/15/2013			2,095,000

	Personal Products - 1.24%
	Elizabeth Arden, Inc.
2,000,000	7.750%, 01/15/2014			2,025,000
	Total Consumer Staples			4,120,000

	Energy - 6.21%
	Oil & Gas - 6.21%
	Giant Industries, Inc.
4,000,000	8.000%, 05/15/2014			4,345,000
	Swift Energy Co.
500,000	9.375%, 05/01/2012			530,000
	United Refining Co.
5,000,000	10.500%, 08/15/2012			5,275,000
	Total Energy			10,150,000

	Health Care - 5.03%
	Health Care Equipment & Supplies - 0.09%
	Inverness Medical Innovations, Inc.
150,000	8.750%, 02/15/2012			156,750

	Health Care Providers & Services - 2.42%
	Carriage Services, Inc.
3,000,000	7.875%, 01/15/2015			2,947,500
	Psychiatric Solutions, Inc.
1,000,000	7.750%, 07/15/2015			1,002,500
				3,950,000

	Pharmaceuticals - 2.52%
	Warner Chilcott Corp.
4,000,000	8.750%, 02/01/2015			4,120,000
	Total Health Care			8,226,750

	Industrials - 3.47%
	Commercial Services & Supplies - 2.84%
	Greenbrier Companies, Inc.
1,500,000	8.375%, 05/15/2015			1,533,750
	Iron Mountain, Inc.
3,000,000	8.625%, 04/01/2013			3,112,500
				4,646,250

	Diversified Manufacturing - 0.63%
	Blount, Inc.
1,000,000	8.875%, 08/01/2012			1,025,000
	Total Industrials			5,671,250

	Materials - 1.92%
	Metals & Mining - 1.92%
	Chaparral Steel Co.
2,800,000	10.000%, 07/15/2013			3,139,500
	Total Materials			3,139,500

	TOTAL CORPORATE BONDS (Cost $39,561,012)			41,365,456

	CONVERTIBLE BONDS - 6.86%
	Consumer Discretionary - 4.78%
	Hotels, Restaurants & Leisure - 0.59%
	Magna Entertainment Corp.
1,000,000	7.250%, 12/15/2009			960,000

	Media - 4.19%
	Lions Gate Entertainment Corp.
3,500,000	2.938%, 10/15/2024			3,806,250
3,000,000	3.625%, 03/15/2025			3,045,000
				6,851,250
	Total Consumer Discretionary			7,811,250

	Health Care - 2.08%
	Pharmaceuticals - 2.08%
	Amylin Pharmaceuticals, Inc.
2,700,000	2.500%, 04/15/2011			3,405,375
	Total Health Care			3,405,375

	TOTAL CONVERTIBLE BONDS (Cost $10,181,229)			11,216,625

	SHORT TERM INVESTMENTS - 2.46%
	Investment Company - 0.58%
942,343	SEI Daily Income Trust Treasury II Fund - Class B			942,343
	Total Investment Companies			942,343

	U.S. Treasury Obligations - 1.88%
	Public Finance, Taxation, And Monetary Policy - 1.88%
1,522,000	5.100%, 01/04/2007			1,521,427
1,550,000	5.075%, 01/11/2007			1,548,208
	Total U.S. Treasury Obligations			3,069,635

	TOTAL SHORT TERM INVESTMENS (Cost $4,011,978)			4,011,978

	Total Investments (Cost $133,294,452) - 99.51%			162,612,369

	Other Assets in Excess of Liabilities - 0.49%			796,003

	TOTAL NET ASSETS - 100.00%			$163,408,372

	Percentages are stated as a percent of net assets.

	ADR	American Depository Receipt
	(a)	Non-Income Producing
	(b)	Fair valued security. The total value of this security amounted
	to $287,679 (0.18% of net assets) at December 31, 2006.

	The cost basis of investments for federal income tax purposes at December 31, 2006 was as follows*:

	Cost of investments		$133,294,452
	Gross unrealized appreciation		30,322,549
	Gross unrealized depreciation		(1,004,632)
	Net unrealized appreciation		$29,317,917

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements
	section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended and the Investment Company Act of 1940, as amended the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Buffalo Balanced Fund, Inc.

By (Signature and Title) /s/ Kent W. Gasaway
                                                 Kent W. Gasaway, President and Treasurer

Date  2/26/07

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Kent W. Gasaway
                                                    Kent W. Gasaway, President and Treasurer

Date  2/26/07

* Print the name and title of each signing officer under his or her signature.